Accrued Liabilities and Other Liabilities - Schedule of Accrued Liabilities and Other Liabilities (Parenthetical) (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)
Accrued Liabilities and Other Liabilities
Provision for reserve for inventory purchase commitments	¥ 75,847	$ 10,997
Withholding tax payable restricted share units current.			¥ 126,198
Foundry Service
Accrued Liabilities and Other Liabilities
Provision for reserve for inventory purchase commitments	75,847		0
Purchase obligation to third parties	¥ 465,709		¥ 917,346